December 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Private Investments Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
December 31, 2025
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Par (000)	Value
Private Equity Investments
Direct Investments — 57.8%(a)(b)
Aerospace & Defense(c) — 3.7%
Sierra Space Corp.
Series A Preferred Shares (Acquired 12/01/21, Cost: $1,582,326)	157,964	$ 1,790,727
Series B Preferred Shares (Acquired 09/22/23, Cost: $64,891)	5,768	71,586
Yellowstone Ultimate Holdings LP (Acquired 11/08/22, Cost: $5,095,913)	— (d)	15,013,588
		16,875,901
Automobile Components — 0.7%
PACP Carta Co-Invest, LP (Acquired 05/24/24, Cost: $42,967)	— (d)	3,172,820
Biotechnology — 1.0%
Lotus Co-Invest LP (Acquired 10/31/22, Cost: $2,659,796)(c)	— (d)	4,361,571
Broadline Retail(c) — 0.6%
Attentive Mobile, Inc.
Common Shares (Acquired 04/16/21, Cost: $2,181,218)	74,536	2,258,441
Series A1 Preferred Shares (Acquired 04/16/21, Cost: $595,026)	13,033	394,900
Series B Preferred Shares (Acquired 04/16/21, Cost: $94,643)	2,073	62,812
		2,716,153
Capital Markets — 3.6%
NC Harp Co-Invest Beta, LP (Acquired 03/17/25, Cost: $12,898,190)(c)	— (d)	16,478,486
Chemicals — 1.7%
PSP AGFS Co-Investment Fund III, LP (Acquired 11/22/23, Cost: $5,708,731)(c)	— (d)	7,963,002
Commercial Services & Supplies(c) — 2.1%
Horizon Co-Investment, LP (Acquired 06/10/22, Cost: $1,786,032)(e)	— (d)	2,011,428
NP Salon Co-Investment LP I (Acquired 04/08/21, Cost: $2,000,000)	— (d)	1,195,394
STAR Victor Co-investment LP (Acquired 09/13/24, Cost: $5,298,224)	— (d)	6,374,882
		9,581,704
Construction & Engineering — 1.3%
Lindsay Goldberg - Torrey Co-Inv. LP (Acquired 08/28/24, Cost: $4,775,866)(c)	— (d)	5,838,496
Consumer Finance — 1.0%
Campus Co-Investment, LP (Acquired 03/12/24, Cost: $2,611,850)(c)	— (d)	4,478,325
Consumer Staples Distribution & Retail — 2.0%
Sycamore Partners Wing Co-Invest LP (Acquired 08/08/25, Cost: $9,059,978)(c)	— (d)	9,058,021
Security		Shares/ Par (000)	Value
Diversified Consumer Services(c) — 2.2%
TPG Eternal Co-Invest II, LP (Acquired 11/14/23, Cost: $4,122,016)(e)		— (d)	$ 5,504,447
Vistria Soliant Holdings, LP (Acquired 07/17/24, Cost: $4,372,048)		— (d)	4,415,768
			9,920,215
Entertainment(c) — 1.8%
Aleph Infinity Investors 2 LP (Acquired 04/28/22, Cost: $4,792,321)		— (d)	2,819,313
RB Rouge Co-Invest B LP (Acquired 03/30/21, Cost: $2,995,956)		— (d)	5,260,001
			8,079,314
Financial Services — 1.6%
Aquiline Madonna Co-Invest LP (Acquired 10/18/24, Cost: $5,964,588)(c)		— (d)	7,340,757
Food Products(c) — 1.2%
IK IX Luxco 15 Sàrl
Interest Free Shareholder Loan (Acquired 10/20/23, Cost: $15,170)	EUR	24	23,318
Preference Shares (Acquired 10/20/23, Cost: $3,710,476)		342,950	5,384,188
			5,407,506
Health Care Providers & Services(c) — 5.3%
Atlas Co-Investment Fund 2 LP (Acquired 06/30/21, Cost: $946,674)		— (d)	1,172,776
C-Bridge Investment Yaneng Ltd. (Acquired 12/16/21, Cost: $3,183,687)		— (d)	2,671,986
Charme - Animalia Coinvestment Fund (Acquired 06/27/24, Cost: $3,553,891)		— (d)	3,888,150
Romulus Intermediate Holdings 1, Inc., Series A Preferred Shares (Acquired 11/15/23, Cost: $11,760,000)		12,000	16,333,616
			24,066,528
Health Care Technology(c) — 5.1%
Better Life Health Inc., Common Shares (Acquired 11/01/25, Cost: $2,038,241)		19,663	4,384,259
VCF Compass Co-Investor Holdings II LP (Acquired 03/19/25, Cost: $1,641,051)		— (d)	2,205,775
VCF Compass Co-Investor Holdings LP (Acquired 04/25/24, Cost: $12,448,882)		— (d)	16,706,172
			23,296,206
Household Durables — 0.5%
SL Riviera Investors 2021 LP (Acquired 04/14/21, Cost: $2,078,007)(c)		— (d)	2,457,674
IT Services — 0.8%
TPG Arkady Co-Invest, LP (Acquired 08/23/24, Cost: $3,332,518)(c)(e)		— (d)	3,500,687
Personal Care Products(c) — 1.1%
Bluegem III Co-Invest A, SCSp (Acquired 06/26/24, Cost: $1,096,935)		— (d)	1,167,696
PAI MMF Master Sàrl SICAV-RAIF (Acquired 06/18/24, Cost: $3,332,377)		— (d)	3,698,455
			4,866,151

Consolidated Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Par (000)	Value
Pharmaceuticals(c) — 2.2%
CD&R Opal Co-Investor, LP (Acquired 04/15/25, Cost: $5,931,331)	— (d)	$ 6,574,271
Epione Co-Investment LP (Acquired 10/10/24, Cost: $3,599,894)	— (d)	3,550,502
		10,124,773
Semiconductors & Semiconductor Equipment — 3.1%
Groq, Inc., Series D Preferred Shares (Acquired 08/01/24, Cost: $3,654,250)(c)	229,091	14,322,067
Software — 11.2%
Aestas Management Company LLC (Acquired 10/06/25, Cost: $3,000,540)(c)	— (d)	3,003,330
Angel Lux Holdco II Sàrl (Acquired 05/15/25, Cost: $844,980)(c)	— (d)	1,047,292
BCP VI Central Co-Invest LP (Acquired 07/05/23, Cost: $7,902,975)(c)	— (d)	12,764,559
Databricks, Inc., Series J Preferred Shares (Acquired 01/21/25, Cost: $7,843,908)(c)	84,799	16,111,810
Ecovadis S.A.S.(c)
Ordinary Shares (Acquired 10/04/22, Cost: $1,517,650)	6,350	3,399,186
Series A Preferred Shares (Acquired 10/04/22, Cost: $568,820)	2,380	1,274,025
Series B Preferred Shares (Acquired 10/04/22, Cost: $186,420)	780	417,540
Flexe, Inc., Series D Preferred Shares (Acquired 06/14/22, Cost: $1,719,347)(c)	84,056	1,539,055
Project CS Co-Invest Fund, LP (Acquired 02/24/23, Cost: $2,855,405)(c)	— (d)	4,407,669
Stripe, Inc., Series I Preferred Shares (Acquired 03/20/23, Cost: $1,028,251)	51,070	2,553,500
Themis Solutions Inc., Series F-1 Preferred Shares (Acquired 06/18/24, Cost: $3,348,624)(c)	95,986	4,370,550
		50,888,516
Trading Companies & Distributors — 2.9%
AI Robin & Cy S.C.A., Common Shares (Acquired 10/07/25, Cost: $11,646,680)(c)	4,056,633	13,198,832
Transportation Infrastructure — 1.1%
BW Phoenix Co-Invest, LP (Acquired 05/17/24, Cost: $2,932,950)(c)	— (d)	5,246,933
Total Direct Investments — 57.8%		263,240,638

	Shares
Primary Investments — 0.5%(a)(b)
Diversified — 0.5%
Grotech Ventures IV, LP (Acquired 10/11/22, Cost: $213,642)(c)	— (d)	186,218
Providence Equity Partners IX-A S.C.Sp. (Acquired 01/26/24, Cost: $1,803,121)	— (d)	1,839,798
Total Primary Investments — 0.5%		2,026,016
Security	Shares	Value
Secondary Investments — 19.5%(a)(b)
Commercial Services & Supplies — 0.0%
Amberjack Capital Feeder Fund B LP (Acquired 12/01/21, Cost: $17,014)	— (d)	$ 78,495
Platinum Equity Continuation Fund LP (Acquired 12/16/21, Cost: $1,717,529)(c)	— (d)	—
		78,495
Diversified — 6.1%
GA Atlas, LP (Acquired 03/22/22, Cost: $2,941,717)	— (d)	2,517,236
Grotech Ventures III, LP (Acquired 09/30/22, Cost: $1,366,654)(c)	— (d)	959,766
Inovia Continuity Fund I, LP (Acquired 09/17/21, Cost: $2,089,671)(c)	— (d)	2,234,341
Palladium Equity Partners IV CF LP (Acquired 12/12/23, Cost: $3,857,885)	— (d)	5,731,502
Pamlico Capital III Continuation Fund, LP (Acquired 01/27/23, Cost: $3,074,708)	— (d)	4,314,630
Providence Equity Partners VII LP (Acquired 09/28/23, Cost: $2,738,597)	— (d)	1,286,038
Providence Equity Partners VII-A LP (Acquired 09/28/23, Cost: $2,851,611)	— (d)	1,339,526
Roark Capital Partners CF LP (Acquired 08/26/22, Cost: $2,626,499)	— (d)	4,214,147
STG Alternative Investments SCA SICAV RAIF Sub Fund E (Acquired 10/01/21, Cost: $2,564,451)(c)	— (d)	5,228,392
		27,825,578
Electronic Equipment, Instruments & Components — 1.2%
Behrman Capital Micross CF LP (Acquired 02/24/22, Cost: $2,707,702)(c)	— (d)	5,442,522
Energy Equipment & Services — 0.0%
Amberjack Capital Feeder Fund Cayman LP (Acquired 12/01/21, Cost: $72,623)	— (d)	49,100
Food Products(c) — 1.3%
CREO Capital Partners V-A LP (Acquired 09/20/21, Cost: $2,806,597)	— (d)	2,681,653
Kohlberg TE Investors VII CV LP (Acquired 07/13/21, Cost: $3,136,994)	— (d)	3,519,115
		6,200,768
Health Care Providers & Services(c) — 2.6%
Pacific Avenue Emerald Continuation Fund (A) LP (Acquired 07/30/21, Cost: $2,035,752)	— (d)	2,910,894
Zenyth Partners Continuation Fund, LP (Acquired 09/29/22, Cost: $5,081,584)	— (d)	8,757,791
		11,668,685
IT Services — 1.9%
Vestar Capital Partners Rainforest, LP (Acquired 04/09/24, Cost: $6,163,906)(c)	— (d)	8,500,001
Software(c) — 5.7%
Rubicon Continuation Fund LP (Acquired 11/12/24, Cost: $2,769,169)	— (d)	3,580,644
Vista Equity Partners Hubble, LP (Acquired 04/01/25, Cost: $13,445,524)	— (d)	22,199,999
		25,780,643
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors — 0.7%
Bain Capital Empire Holdings, LP (Acquired 10/27/22, Cost: $3,432,797)(c)	— (d)	$ 3,403,334
Total Secondary Investments — 19.5%		88,949,126
Total Private Equity Investments — 77.8% (Cost: $255,938,261)		354,215,780

	Par (000)
Asset-Backed Securities
AGL CLO Ltd., Series 2025-43A, Class A1, (3-mo. CME Term SOFR + 1.26%), 5.24%, 09/10/38(f)(g)	$1,500	1,503,829
Anchorage Capital CLO Ltd., Series 2020-15A, Class A1R2, (3-mo. CME Term SOFR + 1.41%), 5.62%, 07/20/38(f)(g)	750	752,966
Apidos CLO XXXVII, Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.25%, 10/22/34(f)(g)	1,000	1,001,000
Ballyrock CLO Ltd., Series 2024-22A, Class A2, (3-mo. CME Term SOFR + 1.95%), 5.85%, 04/15/37(f)(g)	1,000	1,004,208
Bridge Street CLO VI Ltd., Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.28%), 0.00%, 01/15/39(f)(g)	1,000	1,002,525
Carval Clo VIII-C Ltd., Series 2022-2A, Class A1R, (3- mo. CME Term SOFR + 1.42%), 5.28%, 10/22/37(f)(g)	1,000	1,003,317
CarVal CLO XI C Ltd., Series 2024-3A, Class A1, (3-mo. CME Term SOFR + 1.39%), 5.27%, 10/20/37(f)(g)	1,000	1,003,490
CIFC Funding Ltd.(f)(g)
Series 2021-6A, Class A, (3-mo. CME Term SOFR + 1.40%), 5.31%, 10/15/34	1,000	1,000,257
Series 2022-1A, Class A, (3-mo. CME Term SOFR + 1.32%), 5.20%, 04/17/35	1,500	1,501,080
CIFC Funding VII Ltd., Series 2019-7A, Class A1R, (3- mo. CME Term SOFR + 1.28%), 5.37%, 10/19/38(f)(g)	1,000	1,002,800
Diameter Capital CLO Ltd.(f)(g)
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.29%, 10/15/37	1,000	1,003,722
Series 2025-10A, Class A, (3-mo. CME Term SOFR + 1.31%), 5.19%, 04/20/38	1,000	1,003,084
Elmwood CLO 29 Ltd., Series 2024-5A, Class AR1, (3- mo. CME Term SOFR + 1.52%), 5.40%, 04/20/37(f)(g)	1,000	1,003,444
Elmwood CLO 38 Ltd., Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.01%, 04/22/38(f)(g)	1,000	998,915
Golub Capital Partners CLO Ltd., Series 2021-55A, Class C1R, (3-mo. CME Term SOFR + 1.90%), 6.05%, 10/20/38(f)(g)	1,500	1,506,258
Kennedy Lewis CLO Ltd.(f)(g)
Series 2023-13A, Class A1, (3-mo. CME Term SOFR + 1.80%), 5.67%, 01/20/37	1,000	1,000,401
Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 5.48%, 04/22/37	1,000	1,003,629
Midocean Credit CLO XV Ltd., Series 2024-15A, Class A1, (3-mo. CME Term SOFR + 1.53%), 5.40%, 07/21/37(f)(g)	1,000	1,003,189
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class AR2, (3-mo. CME Term SOFR + 1.13%), 5.01%, 04/20/38(f)(g)	1,000	998,547
OCP CLO Ltd., Series 2021-21A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.06%, 01/20/38(f)(g)	1,000	999,600
Security	Par (000)	Value
Asset-Backed Securities (continued)
OHA Credit Funding Ltd., Series 2024-17A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.36%, 04/20/37(f)(g)	$1,000	$ 1,003,541
Pikes Peak CLO, Series 2022-10A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.22%, 01/22/38(f)(g)	1,000	1,003,603
Regatta 35 Funding Ltd., Series 2025-5A, Class A1, (3-mo. CME Term SOFR + 1.29%), 5.57%, 10/15/38(f)(g)	750	752,161
Regatta XIX Funding Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 5.12%, 10/20/38(f)(g)	1,000	1,002,085
Silver Point CLO Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.63%), 5.53%, 04/15/37(f)(g)	1,000	1,003,277
Sycamore Tree CLO Ltd., Series 2023-3A, Class A1R, (3-mo. CME Term SOFR + 1.65%), 5.53%, 04/20/37(f)(g)	1,000	1,003,605
Symphony CLO Ltd., Series 2024-41A, Class C, (3-mo. CME Term SOFR + 1.90%), 5.78%, 07/20/37(f)(g)	1,000	1,003,947
Trestles CLO IX Ltd., Series 2025-9A, Class A1, (3-mo. CME Term SOFR + 1.26%), 5.13%, 01/15/39(f)(g)	1,000	1,002,251
Voya CLO Ltd., Series 2024-1A, Class B, (3-mo. CME Term SOFR + 2.00%), 5.90%, 04/15/37(f)(g)	1,000	1,002,519
Total Asset-Backed Securities — 6.6% (Cost: $29,935,982)		30,073,250
Corporate Bonds
Building Materials — 0.1%
Standard Industries, Inc., 4.75%, 01/15/28(g)	324	323,127
Commercial Services & Supplies(g) — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/26	10	10,003
United Rentals North America, Inc., 6.00%, 12/15/29	132	135,612
		145,615
Consumer Discretionary — 0.0%
Clarivate Science Holdings Corp., 3.88%, 07/01/28(g)	82	79,606
Consumer Finance — 0.1%
Block, Inc., 2.75%, 06/01/26	210	208,746
Consumer Staples Distribution & Retail — 0.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 02/15/28(g)	137	137,525
Diversified REITs — 0.1%
Iron Mountain, Inc., 7.00%, 02/15/29(g)	162	166,408
SBA Communications Corp., 3.13%, 02/01/29	225	215,223
		381,631
Electric Utilities — 0.0%
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(g)	163	160,764
Financial Services — 0.0%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26(g)	154	151,754
Food Products — 0.0%
Lamb Weston Holdings, Inc., 4.13%, 01/31/30(g)	133	128,653
Health Care Equipment & Supplies — 0.0%
Avantor Funding, Inc., 4.63%, 07/15/28(g)	163	162,114

Consolidated Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services — 0.1%
IQVIA, Inc., 5.00%, 10/15/26(g)	$208	$ 207,882
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29(g)	81	80,193
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy Operating LLC, 4.75%, 03/15/28(g)	347	346,244
Internet Software & Services(g) — 0.1%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27	118	118,321
Match Group Holdings II LLC, 4.63%, 06/01/28	333	330,021
		448,342
Machinery — 0.0%
Regal Rexnord Corp., 6.05%, 04/15/28	135	139,652
Media(g) — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/28	291	288,698
Sirius XM Radio LLC, 5.00%, 08/01/27	148	148,360
		437,058
Metals & Mining(g) — 0.1%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27	215	215,107
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29	165	166,197
		381,304
Passenger Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(g)	11	11,244
Semiconductors & Semiconductor Equipment — 0.1%
Entegris, Inc., 4.75%, 04/15/29(g)	218	218,476
Technology Hardware, Storage & Peripherals — 0.0%
Seagate Data Storage Technology Pte Ltd., 8.25%, 12/15/29(g)	150	159,066
Total Corporate Bonds — 0.9% (Cost: $4,263,321)		4,308,996
Floating Rate Loan Interests(f)
Advertising Agencies — 0.0%
Outfront Media Capital LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 09/24/32	64	64,160
Aerospace & Defense — 0.1%
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 10/31/31	97	97,310
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 10/31/31	38	37,683
TransDigm, Inc.
2023 Term Loan J, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 02/28/31	261	262,049
Security	Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc. (continued)
2024 Term Loan L, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 01/19/32	$36	$ 36,673
2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 08/19/32	24	24,035
		457,750
Air Freight & Logistics — 0.0%
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 03/18/30	44	43,864
Stonepeak Nile Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.16%, 04/09/32	13	12,993
		56,857
Automobile Components — 0.1%
Allison Transmission, Inc., 2025 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 11/05/32(h)	52	52,217
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 05/06/30	96	96,043
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 01/28/32	25	25,031
Garrett LX I SARL, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.84%, 01/30/32	11	11,091
		184,382
Automobiles — 0.0%
Allison Transmission, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.50%, 03/13/31	48	47,807
Beverages — 0.0%
Primo Brands Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 03/31/28	95	95,270
Sazerac Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 07/09/32	66	66,064
		161,334
Building Products — 0.1%
EMRLD Borrower LP
2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.12%, 08/04/31	53	53,540
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.07%, 05/31/30	108	107,800
Quikrete Holdings, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.97%, 03/19/29	82	82,594
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.97%, 02/10/32	169	169,208
QXO Building Products, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 04/30/32	20	20,070
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.11%), 5.83%, 10/04/28	48	48,533
		481,745
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets — 0.1%
Allspring Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.69%, 11/01/30	$29	$ 28,990
Citadel Securities LP, 2024 First Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/31/31	60	59,990
CPI Holdco B LLC, 2025 Add-on Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 05/19/31	170	170,306
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.82%, 12/15/31	184	183,085
		442,371
Chemicals — 0.1%
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 12/20/29	69	68,693
Chemours Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.22%, 10/15/32	54	53,257
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.84%, 06/12/31	44	44,479
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 12/18/30	86	86,622
HB Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.86%), 5.58%, 02/15/30	35	35,324
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 02/18/30	57	45,832
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.97%, 10/07/31	35	23,014
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 11/26/31(a)	45	44,661
Qnity Electronics, Inc., Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.80%, 11/01/32	88	88,330
Solstice Advanced Materials, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.59%, 10/29/32	31	31,136
		521,348
Commercial Services & Supplies — 0.2%
Aggreko Holdings, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.87%, 05/21/31	30	30,690
Aramark Services, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 06/22/30	163	163,571
Avis Budget Car Rental LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.22%, 07/16/32	46	45,551
Belron Finance LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.12%, 10/16/31	194	194,761
Bright Horizons Family Solutions LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 08/23/32	103	103,985
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Herc Holdings, Inc., Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.52%, 06/02/32	$38	$ 38,134
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.13%, 10/13/30	48	47,825
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.58%, 03/07/32	35	34,664
		659,181
Communications Equipment — 0.0%
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 10/24/30	90	90,198
Construction & Engineering — 0.0%
Blackfin Pipeline LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.75%, 09/29/32	40	40,033
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 01/25/31	118	118,791
		158,824
Consumer Discretionary — 0.0%
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 01/03/29	106	106,811
Consumer Finance — 0.1%
Boost Newco Borrower LLC, 2025 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 01/31/31	143	142,652
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 04/28/28	85	85,587
Shift4 Payments LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 06/30/32	56	56,151
Trans Union LLC, 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 06/24/31	231	231,180
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 03/31/28	59	59,394
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 03/05/32	25	24,792
		599,756
Consumer Staples Distribution & Retail — 0.0%
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 10/03/31	92	92,703
Containers & Packaging — 0.0%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.57%, 09/07/27	89	89,594
Distributors — 0.1%
Core & Main LP, 2024 Term Loan E, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 02/09/31	83	82,610
Gates Corp.
2022 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 11/16/29	59	59,570

Consolidated Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Distributors (continued)
Gates Corp. (continued)
2024 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 06/04/31	$97	$ 96,975
Resideo Funding, Inc., 2025 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 08/13/32	50	50,063
		289,218
Diversified REITs — 0.0%
Iron Mountain, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 01/31/31	25	24,905
Electric Utilities — 0.0%
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.35%, 12/15/31	72	72,526
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 12/20/30	30	29,759
		102,285
Electronic Equipment, Instruments & Components — 0.0%
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 06/20/31(a)	35	35,637
Energizer Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 03/19/32	11	10,675
MX Holdings U.S., Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 03/17/32	15	14,950
Sanmina Corp., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.92%, 10/27/32(a)	47	47,059
		108,321
Energy Equipment & Services — 0.0%
Deep Blue Operating I LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.59%, 10/01/32	40	40,092
Meade Pipeline Co. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 09/22/32	25	25,125
		65,217
Entertainment — 0.1%
Delta 2 Lux SARL, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 09/30/31	99	99,106
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.53%, 03/04/32	44	44,655
GVC Holdings Gibraltar Ltd., 2025 Term Loan B5 (2032), (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 07/31/32	27	26,699
Live Nation Entertainment, Inc., 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 10/21/32	59	59,000
		229,460
Environmental, Maintenance & Security Service — 0.0%
Clean Harbors, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.50%), 5.22%, 10/08/32	26	26,217
Security	Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Reworld Holding Corp.
2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 01/15/31	$23	$ 23,000
2025 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 01/15/31	7	6,657
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 01/15/31	41	40,967
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 11/30/28	59	59,248
		156,089
Financial Services — 0.0%
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 11/05/28	49	48,861
Food Products — 0.1%
Froneri U.S., Inc.
2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.45%, 09/30/31	162	161,791
2025 USD Term Loan B6, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.12%, 09/30/32	29	28,989
		190,780
Ground Transportation — 0.0%
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 04/10/31	165	164,871
Health Care Equipment & Supplies — 0.0%
Insulet Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 08/01/31	27	26,768
Health Care Providers & Services — 0.1%
AHP Health Partners, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.97%, 09/20/32	31	30,661
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 07/26/31	53	53,795
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 07/03/28	35	35,528
Medline Borrower LP
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 10/23/30(h)	78	78,029
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 10/23/28	47	47,016
		245,029
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 05/20/30	58	57,881
Hotels, Restaurants & Leisure — 0.3%
Burger King (Restaurant Brands International Inc.)/New Red Finance, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 09/20/30	142	141,727
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 5.97%, 02/06/31	67	66,142
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc. (continued)
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 5.97%, 02/06/30	$122	$ 121,558
Flutter Financing BV
2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 11/30/30	67	66,669
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 06/04/32	48	47,760
Four Seasons Hotels Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 09/22/32	78	78,268
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 11/08/30	201	202,134
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.99%, 04/14/29	105	105,886
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.22%, 05/03/29	44	44,274
Raising Cane’s Restaurants LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.84%, 11/03/32	45	45,085
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.72%, 12/04/31	72	71,661
Six Flags Entertainment Corp., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 05/01/31	22	21,390
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 03/14/31	112	112,299
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 05/24/30	180	180,334
		1,305,187
Household Durables — 0.0%
Somnigroup International, Inc., Term Loan B, (1-mo. SOFR at 0.00% Floor + 2.25%), 5.91%, 10/24/31	5	4,981
Household Products — 0.0%
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 03/04/32	19	19,384
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Co. LP, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 07/31/30	141	140,655
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.59%, 04/16/31	130	130,458
Talen Energy Supply LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 11/25/32	18	17,989
		289,102
Insurance — 0.1%
Asurion LLC
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.07%, 08/19/28	114	114,263
Security	Par (000)	Value
Insurance (continued)
Asurion LLC (continued)
2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.97%, 09/19/30	$70	$ 69,616
2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.97%, 09/19/30	55	55,069
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 09/15/31	99	99,062
		338,010
Internet Software & Services — 0.1%
Gen Digital, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 09/12/29	162	162,061
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 04/16/32	21	20,905
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 05/30/31	28	28,606
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 11/09/29	139	138,805
		350,377
IT Services — 0.0%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 09/29/31	86	86,265
ASGN, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.47%, 08/30/30	12	11,769
CACI International, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 10/30/31	20	19,804
Dayforce, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.84%, 03/01/31(a)	62	62,137
		179,975
Leisure Products — 0.0%
Bombardier Recreational Products, Inc., 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.97%, 01/22/31	52	52,015
Life Time, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.78%, 11/05/31	18	17,946
		69,961
Machinery — 0.1%
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.48%, 03/15/30	48	48,777
Generac Power Systems, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.62%, 07/03/31	33	32,928
Vertiv Group Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.61%, 08/12/32	140	140,510
		222,215
Media — 0.1%
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.99%, 12/07/30	35	35,104
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.24%, 12/15/31	25	24,764

Consolidated Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Cinemark USA, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.95%, 05/24/30	$15	$ 14,926
Telenet Financing USD LLC, 2020 USD Term Loan AR, (1-mo. CME Term SOFR at 0.00% Floor + 2.11%), 5.86%, 04/30/28	60	59,955
UFC Holdings LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.87%, 11/21/31	147	147,443
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.57%, 01/24/31	191	191,418
		473,610
Metals & Mining — 0.0%
Advanced Drainage Systems, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.35%), 6.22%, 07/31/26	51	51,422
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 05/13/29	17	16,886
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/11/32	47	46,803
		115,111
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 2025 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 11/22/32	12	12,008
Colossus Acquireco LLC, Term Loan B, (3-mo. SOFR at 0.00% Floor + 1.75%), 5.41%, 07/30/32	90	89,663
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.94%, 10/04/30	28	28,030
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.74%, 02/11/30	23	22,842
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.59%, 04/07/32	43	43,346
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.98%, 10/05/28	84	84,236
WhiteWater DBR HoldCo LLC, 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.94%, 03/03/31	26	26,797
Whitewater Matterhorn Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 06/16/32	16	16,047
Whitewater Whistler Holdings LLC, 2024 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.44%, 02/15/30	59	58,739
		381,708
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.13%, 05/28/32	76	75,951
Air Canada, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 03/21/31	104	104,695
Security	Par (000)	Value
Passenger Airlines (continued)
American Airlines, Inc., 2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.26%, 06/04/29	$85	$ 85,314
United Airlines, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 02/22/31	81	81,055
		347,015
Pharmaceuticals — 0.1%
Elanco Animal Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.62%, 10/31/32	81	80,862
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.97%, 05/05/28	120	121,119
Option Care Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 09/22/32	86	86,161
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 04/20/29	53	52,923
PRA Health Sciences, Inc., 2024 US Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 07/03/28	9	8,852
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.47%, 08/01/31	37	37,137
		387,054
Real Estate Management & Development — 0.0%
Cushman & Wakefield U.S. Borrower LLC, 2025 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.47%, 01/31/30	13	13,630
Semiconductors & Semiconductor Equipment — 0.0%
Entegris, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 07/06/29	12	11,835
MKS, Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.72%, 08/17/29	113	113,550
		125,385
Software — 0.1%
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.72%, 01/23/32	55	55,736
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 05/09/31	112	112,616
Waystar Technologies, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.72%, 10/22/29(a)	60	59,996
ZoomInfo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 02/28/30(a)	10	9,801
		238,149
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.0%
Beach Acquisition Bidco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 09/12/32	$31	$ 31,213
Crocs, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 02/19/29	48	47,951
		79,164
Total Floating Rate Loan Interests — 2.4% (Cost: $10,847,853)		10,864,524
Total Long-Term Investments — 87.7% (Cost: $300,985,417)		399,462,550

Shares
Short-Term Securities
Money Market Funds — 4.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.65%(i)(j)	18,373,873	18,373,873

	Par (000)
U.S. Treasury Obligations — 6.6%
U.S. Treasury Bills, 3.71%, 03/05/26(k)	$30,000	29,817,378
Total Short-Term Securities — 10.6% (Cost: $48,183,219)		48,191,251
Total Investments — 98.3% (Cost: $349,168,636)		447,653,801
Other Assets Less Liabilities — 1.7%		7,649,655
Net Assets — 100.0%		$ 455,303,456

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $354,215,780, representing 77.8% of its net assets as of period end, and an original cost of $255,938,261.

(c)	Non-income producing security.
(d)	Investment does not issue shares.
(e)	Investment is held by a wholly-owned subsidiary.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 2,528,142	$ 15,845,731 (a)	$ —	$ —	$ —	$ 18,373,873	18,373,873	$ 189,980	$ —

(a)	Represents net amount purchased (sold).
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
DoubleVerify Holdings, Inc.	At Termination	1-day SOFR minus 0.07%, 3.87%	At Termination	BNP Paribas SA	N/A	07/20/26	USD	676	$ 188,117	$ —	$ 188,117
Topgolf Callaway Brands Corp.	At Termination	1-day SOFR minus 0.07%, 3.87%	At Termination	BNP Paribas SA	N/A	07/20/26	USD	281	(84,087)	—	(84,087)

Consolidated Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock Private Investments Fund

OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
DoubleVerify Holdings, Inc.	At Termination	1-day SOFR minus 0.05%, 3.87%	At Termination	BNP Paribas SA	N/A	08/25/26	USD	45	$ 13,876	$ —	$ 13,876
Topgolf Callaway Brands Corp.	At Termination	1-day SOFR minus 0.05%, 3.87%	At Termination	BNP Paribas SA	N/A	08/25/26	USD	159	(28,780)	—	(28,780)
									$ 89,126	$ —	$ 89,126
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Private Equity Investments
Direct Investments	$ —	$ —	$ 263,240,638	$ 263,240,638
Primary Investments	—	—	2,026,016	2,026,016
Secondary Investments	—	—	88,949,126	88,949,126
Asset-Backed Securities	—	30,073,250	—	30,073,250
Corporate Bonds	—	4,308,996	—	4,308,996
Floating Rate Loan Interests	—	10,605,233	259,291	10,864,524
Short-Term Securities
Money Market Funds	18,373,873	—	—	18,373,873
U.S. Treasury Obligations	—	29,817,378	—	29,817,378
	$18,373,873	$74,804,857	$354,475,071	$447,653,801
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 201,993	$ —	$ 201,993
Liabilities
Equity Contracts	—	(112,867)	—	(112,867)
	$—	$89,126	$—	$89,126

(a)	Derivative financial instruments are swaps contracts. Swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock Private Investments Fund

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Direct Investments	Primary Investments	Secondary Investments	Floating Rate Loan Interests	Total
Assets
Opening balance, as of March 31, 2025	$ 211,919,649	$ 1,553,657	$ 59,346,426	$ 428,415	$ 273,248,147
Transfers into Level 3	—	—	—	45,436	45,436
Transfers out of Level 3	—	—	—	(86,455)	(86,455)
Other (a)	(23,285,310)	94,256	27,568,053	—	4,376,999
Accrued discounts/premiums	—	—	—	(23)	(23)
Net realized gain (loss)	585,900	—	(65,739)	(1,989)	518,172
Net change in unrealized appreciation (depreciation)(b)	53,404,486	(22,637)	6,978,519	1,875	60,362,243
Purchases	33,238,014	589,252	1,784,415	107,107	35,718,788
Sales	(12,622,101)	(188,512)	(6,662,548)	(235,075)	(19,708,236)
Closing balance, as of December 31, 2025	$ 263,240,638	$ 2,026,016	$ 88,949,126	$ 259,291	$ 354,475,071
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025(b)	$ 56,328,606	$ (22,637)	$ 6,978,519	$ 1,060	$ 63,285,548

(a)
Includes return of capital and/or capitalized expenses from Portfolio Companies and/or Portfolio Funds investments, as well as certain Level 3 investments that were re-classified between Direct Investments and Secondary Investments.

(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $259,291.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Direct Investments(b)	$263,240,638	Market	EBITDA Multiple	3.50x - 29.70x	11.89x
			Revenue Multiple	1.33x - 38.50x	12.51x
			Volatility	35%	—
			Time to Exit	0.8 years	—
			Liquidity Discount	5%	—
			Book Value Multiple	2.68x	—
		Income	Discount	16%	—

Primary Investments	2,026,016	Market	Market Adjustment Factor	1.00x - 1.00x	1.00x

Secondary Investments	88,949,126	Market	Market Adjustment Factor	0.98x - 1.01x	1.00x
			EBITDA Multiple	7.61x - 13.53x	12.02x
			Revenue Multiple	6.19x	—
	$354,215,780

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
The fund valued certain of its Level 3 Direct Investments using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $14,322,067 as of December 31, 2025.

Currency Abbreviation
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
Currency Abbreviation (continued)
USD	United States Dollar

Consolidated Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock Private Investments Fund

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
DAC	Designated Activity Company
GO	General Obligation Bonds
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
Consolidated Schedule of Investments